Short-term investments (Tables)	12 Months Ended
Dec. 31, 2022
Short-term investments
Schedule of Short-term Investments

	December 31, 2021
	US$
	Fair		Unrealized
	value	Cost	loss in profit and loss
Level 1
Equity securities with readily determinable fair value	85,211,338	114,816,065	(29,604,727)
Total	85,211,338	114,816,065	(29,604,727)

	December 31, 2022
	US$
	Fair		Unrealized
	value	Cost	loss in profit and loss
Level 1
Equity securities with readily determinable fair value	11,049,675	13,793,189	(2,743,514)
Investment product with readily determinable fair value	943,254	3,099,771	(2,156,517)
Total	11,992,929	16,892,960	(4,900,031)